Reconciliation Of Change In Benefit Obligation - Birds Eye Foods (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 23, 2012	Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012		Dec. 25, 2011		Dec. 26, 2010
Amounts recognized in the Consolidated Balance Sheets
Accrued pension benefits	$ (93,090)		$ (93,090)		$ (100,918)		$ (93,406)
Birds Eye Foods Pension Plan [Member]
Change in Benefit Obligation
Net benefit obligation at beginning of the period			194,535	175,057	175,057		155,854		148,890
Service cost		52		157	102		537		2,086
Interest cost	1,612	1,928	5,198	5,784	7,439		8,200		8,221
Participant contributions							22		14
Actuarial loss					24,561		27,567		7,564
Gross benefits paid					(11,818)		(12,148)		(10,333)
Curtailment gain					(806)		(4,975)		(588)
Net benefit obligation at end of the period					194,535		175,057		155,854
Change in Plan Assets
Fair value of plan assets at beginning of the period			129,935	118,666	118,666		108,446		101,710
Employer contributions	2,200	3,100	3,800	6,900	8,373		9,471		4,741
Participant contributions							22		14
Actual return on plan assets					14,714		12,875		12,314
Gross benefits paid					(11,818)		(12,148)		(10,333)
Fair value of plan assets at end of the period					129,935		118,666		108,446
Funded status at end of the year					(64,600)		(56,391)		(47,408)
Amounts recognized in the Consolidated Balance Sheets
Accrued pension benefits					(64,179)		(55,892)		(46,953)
Accrued pension benefits (part of accrued liabilities)					(421)		(499)		(455)
Net amount recognized at end of the period					(64,600)		(56,391)		(47,408)
Amounts recognized in Accumulated Other Comprehensive Loss
Net loss					37,955		20,797		3,455
Net amount recognized at end of the period					37,955		20,797		3,455
Accumulated benefit obligation					194,536		174,399		152,202
Weighted average assumptions
Discount rate					3.83%		4.51%		5.27%
Expected return on plan assets					7.00%		7.00%		7.00%
Rate of compensation increase							3.00%		3.00%
Service cost		52		157	102		537		2,086
Interest cost	1,612	1,928	5,198	5,784	7,439		8,200		8,221
Expected return on assets	2,209	2,086	6,706	6,258	(8,574)		(7,634)		(8,205)
Amortization of actuarial loss	(185)	(87)	(555)	(261)	489		9
Curtailment gain									(588)
Net periodic (benefit) cost	$ (412)	$ (19)	$ (953)	$ (56)	$ (544)		$ 1,112		$ 1,514
Weighted average assumptions:
Discount rate					4.17%		5.31%		5.67%
Expected return on plan assets					7.00%		7.00%		8.00%
Rate of compensation increase partial period					1.78%	[1]	3.00%	[1]	3.80%	[1]

[1]	In fiscal 2012, this represents 3% for the seven months when the employees earned service credits.